Goodwill, Intangible Assets and Acquisitions - Allocation of Consideration (Details) $ in Thousands, ¥ in Billions						1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 23, 2022 USD ($)	Dec. 23, 2022 CNY (¥)	Aug. 01, 2021 USD ($)	May 01, 2021 USD ($)	Oct. 31, 2020 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Business combination allocated based on fair value of the assets and the liabilities
Goodwill								$ 120,151	$ 61,712	$ 130,405	$ 28,989
Identifiable intangible assets acquired on acquisition date								200
Assets								7,129,454		7,519,522
Liabilities								3,738,914		3,831,502
Operating lease asset								190,368		$ 60,519
Impairment charges								$ 10,200
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]								Goodwill and Intangible Asset Impairment
Sina.com Technology China Co., Ltd.
Business combination allocated based on fair value of the assets and the liabilities
Assets								$ 340,500
Liabilities								281,100
Additional paid in capital								159,000
Sina.com Technology China Co., Ltd. | Land
Business combination allocated based on fair value of the assets and the liabilities
Operating lease asset								125,800
Sina.com Technology China Co., Ltd. | Office building
Business combination allocated based on fair value of the assets and the liabilities
Assets								$ 170,600
Maximum
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets								10 years
Minimum
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets								3 years
JM Tech
Acquisitions, Goodwill and Intangible Assets
Aggregate consideration					$ 218,590
Business combination allocated based on fair value of the assets and the liabilities
Consideration					218,590
Redeemable non-controlling interest					55,192
Non-controlling interest					16,133
Short-term investments acquired					155,205
Other assets acquired					26,087
Goodwill					30,075
Liabilities assumed					(45,648)
Total					289,915
Revenue increase due to acquisition									11,500
Net income increase due to business acquisition									$ 7,200
Identifiable intangible assets acquired on acquisition date					$ 124,196
JM Tech | Maximum
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets					10 years
JM Tech | Minimum
Acquisitions, Goodwill and Intangible Assets
Estimated useful lives of intangible assets					4 years
Wuta application
Acquisitions, Goodwill and Intangible Assets
Aggregate consideration				$ 39,540
Business combination allocated based on fair value of the assets and the liabilities
Consideration				39,540
Fair value of previously held equity interest				26,875
Non-controlling interest				10,811
Cash and short-term investments acquired				5,786
Other assets acquired				6,801
Goodwill				51,034
Liabilities assumed				(2,890)
Total				77,226
Equity interest acquired (in percent)							51.20%
Equity interest held							34.80%
Cash consideration							$ 39,500
Identifiable intangible assets acquired on acquisition date				$ 16,495			$ 16,500
Wuta application | Maximum
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired, estimated lives							10 years
Wuta application | Minimum
Business combination allocated based on fair value of the assets and the liabilities
Identifiable intangible assets acquired, estimated lives							3 years
E-sports team
Acquisitions, Goodwill and Intangible Assets
Aggregate consideration			$ 30,953
Business combination allocated based on fair value of the assets and the liabilities
Consideration			30,953
Goodwill			14,745
Liabilities assumed			(3,066)
Total			30,953
Identifiable intangible assets acquired on acquisition date			$ 19,274			$ 19,300
Identifiable intangible assets acquired, estimated lives						10 years
Sina.com Technology (China) Co., Ltd
Acquisitions, Goodwill and Intangible Assets
Aggregate consideration	$ 218,400	¥ 1.5
Business combination allocated based on fair value of the assets and the liabilities
Consideration	$ 218,400	¥ 1.5
Equity interest acquired (in percent)	100.00%	100.00%
Percentage of fair value of the gross assets acquired	90.00%	90.00%
Wuta application
Business combination allocated based on fair value of the assets and the liabilities
Total equity interest				86.00%